Approval of Issuance of the Consolidated Financial Statements - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Approval of Issuance of the Consolidated Financial Statements [Abstract]
Date Of Authorisation For Issue Of Financial Statements	Apr. 26, 2023